Provisions - Current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current provisions
Beginning balance, Trade provisions	€ 106,995	€ 89,588	€ 123,049
Business combinations		41,841
Net charge	(30,668)	(4,812)	(28,481)
Cancellations	(290)	(2,886)	(6,417)
Reclassifications		(2,600)
Translation differences	4,018	(14,136)	1,437
Ending balance, Trade provisions	€ 80,055	€ 106,995	€ 89,588